Shareholders' equity - Summary of Share Capital and Share Premium (Detail) - shares shares in Thousands		12 Months Ended
	Jan. 28, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
On issue at 1 January		70,603	69,919	69,317
Issue/conversion of shares	34,808	812	684	602
On issue at 31 December	16,250	71,415	70,603	69,919